Lease liabilities (Tables)	3 Months Ended
Nov. 30, 2024
Lease Liabilities
Schedule of carrying amounts of lease liabilities

Amount
As at August 31, 2024	$1,343
Additions	1,665
Accretion of lease liabilities (Note 21)	70
Lease payments	(223)
Foreign exchange	(1)
As at November 30, 2024	$2,854

Schedule of lease liabilities

	November 30, 2024	August 31, 2024
Current portion of lease liabilities	$903	$401
Lease liabilities	1,951	942
Balance at end of period	$2,854	$1,343

Schedule of statement of income and comprehensive income

	For the three months ended Nov 30,
	2024	2023
Depreciation expense for right-of-use assets	$162	$11
Accretion of lease liabilities	70	1
Total amount	$232	$12

Schedule of lease commitments

Amount
Not later than one month	$124
Later than one month and not later than three months	201
Later than three months and not later than one year	920
Later than one year and not later than five years	2,177
Total undiscounted lease commitments	$3,422